Expenses by nature	12 Months Ended
Jun. 30, 2025
Expenses by nature
Expenses by nature

24. Expenses by nature

The Group disclosed expenses in the Consolidated Statement of Income and Other Comprehensive Income by function as part of the line items “Costs”, “General and administrative expenses” and “Selling expenses”. The following tables provide additional disclosure regarding expenses by nature and their relationship to the function within the Group as of June 30, 2025, 2024 and 2023:

	Costs	General and administrative expenses	Selling expenses	06.30.2025
Cost of sale of goods and services	20,226	-	-	20,226
Salaries, social security costs and other personnel expenses	63,357	29,313	3,624	96,294
Depreciation and amortization	8,126	1,852	532	10,510
Fees and payments for services	4,224	7,380	1,620	13,224
Maintenance, security, cleaning, repairs and others	53,253	5,675	72	59,000
Advertising and other selling expenses	15,915	53	3,856	19,824
Taxes, rates and contributions	12,525	2,931	12,903	28,359
Director´s fees (Note 30)	-	18,302	-	18,302
Leases and service charges	2,889	573	32	3,494
Allowance for doubtful accounts, net	-	-	1,134	1,134
Other expenses	3,221	2,560	209	5,990
Total as of June 30, 2025	183,736	68,639	23,982	276,357

	Costs	General and administrative expenses	Selling expenses	06.30.2024
Cost of sale of goods and services	11,354	-	-	11,354
Salaries, social security costs and other personnel expenses	55,028	28,655	3,708	87,391
Depreciation and amortization	6,708	1,935	487	9,130
Fees and payments for services	3,904	9,386	2,594	15,884
Maintenance, security, cleaning, repairs and others	44,575	5,678	77	50,330
Advertising and other selling expenses	17,049	97	3,058	20,204
Taxes, rates and contributions	8,624	3,279	13,204	25,107
Director´s fees (Note 30)	-	18,678	-	18,678
Leases and service charges	1,641	585	40	2,266
Allowance for doubtful accounts, net	-	-	877	877
Other expenses	3,421	2,856	155	6,432
Total as of June 30, 2024	152,304	71,149	24,200	247,653

	Costs	General and administrative expenses	Selling expenses	06.30.2023
Cost of sale of goods and services	10,431	-	-	10,431
Salaries, social security costs and other personnel expenses	55,879	29,090	3,538	88,507
Depreciation and amortization	6,951	2,811	76	9,838
Fees and payments for services	2,756	9,420	4,858	17,034
Maintenance, security, cleaning, repairs and others	42,996	5,138	57	48,191
Advertising and other selling expenses	24,345	39	1,679	26,063
Taxes, rates and contributions	10,390	3,015	12,478	25,883
Director´s fees (Note 30)	-	46,983	-	46,983
Leases and service charges	2,901	932	66	3,899
Allowance for doubtful accounts, net	-	-	461	461
Other expenses	2,910	2,642	152	5,704
Total as of June 30, 2023	159,559	100,070	23,365	282,994